Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrual of capital expenditures under long-term financing	₱ 2,118	₱ 2,965
Total provision for asset retirement obligations	1,767	1,656	₱ 1,630
Noncurrent portion of contract liabilities and unearned revenues	604	532
Others	68	131
Deferred credits and non other liabilities	₱ 4,557	₱ 5,284